Invested Assets and Net Investment Income - Reconciliation of Assets and Liabilities Categorized in Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 178,698
Ending balance	188,050	$ 178,698
Fair value changes on investment properties	(241)	(383)
Amortization of leasing commissions and tenant inducements	36	72
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	19,895	18,964
Included in net income	(278)	(157)
Included in OCI	2	5
Purchases / Issuances	2,594	2,254
Sales / Payments	(1,092)	(935)
Settlements	(14)	(109)
Transfers into Level 3	343	624
Transfers (out) of Level 3	(2,580)	(1,058)
Foreign currency translation	(216)	307
Ending balance	18,654	19,895
Gains (losses) included in earnings relating to instruments still held at the reporting date	(283)	(79)
Recurring fair value measurement | Level 3 | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	19,895
Ending balance		19,895
Recurring fair value measurement | Level 3 | Other financial invested assets
Changes in fair value measurement, assets [abstract]
Beginning balance	6,880	6,074
Included in net income	39	251
Included in OCI	0	0
Purchases / Issuances	828	825
Sales / Payments	(539)	(389)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	(15)
Foreign currency translation	(78)	134
Ending balance	7,130	6,880
Gains (losses) included in earnings relating to instruments still held at the reporting date	65	247
Recurring fair value measurement | Level 3 | Other financial invested assets | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	6,880
Ending balance		6,880
Recurring fair value measurement | Level 3 | Investment properties
Changes in fair value measurement, assets [abstract]
Beginning balance	9,290	9,723
Included in net income	(277)	(455)
Included in OCI	0	0
Purchases / Issuances	626	146
Sales / Payments	(142)	(255)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(65)	131
Ending balance	9,432	9,290
Gains (losses) included in earnings relating to instruments still held at the reporting date	(283)	(369)
Recurring fair value measurement | Level 3 | Investment properties | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	9,290
Ending balance		9,290
Recurring fair value measurement | Level 3 | Total invested assets measured at fair value
Changes in fair value measurement, assets [abstract]
Beginning balance	19,436	18,623
Included in net income	(290)	(149)
Included in OCI	2	5
Purchases / Issuances	2,510	2,081
Sales / Payments	(1,027)	(873)
Settlements	(13)	(108)
Transfers into Level 3	343	624
Transfers (out) of Level 3	(2,579)	(1,058)
Foreign currency translation	(191)	291
Ending balance	18,191	19,436
Gains (losses) included in earnings relating to instruments still held at the reporting date	(283)	(79)
Recurring fair value measurement | Level 3 | Total invested assets measured at fair value | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	19,436
Ending balance		19,436
Recurring fair value measurement | Level 3 | Investments for account of segregated fund holders
Changes in fair value measurement, assets [abstract]
Beginning balance	459	341
Included in net income	12	(8)
Included in OCI	0	0
Purchases / Issuances	84	173
Sales / Payments	(65)	(62)
Settlements	(1)	(1)
Transfers into Level 3	0	0
Transfers (out) of Level 3	(1)	0
Foreign currency translation	(25)	16
Ending balance	463	459
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	0
Recurring fair value measurement | Level 3 | Investments for account of segregated fund holders | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	459
Ending balance		459
FVTPL | Recurring fair value measurement | Level 3 | Debt securities
Changes in fair value measurement, assets [abstract]
Beginning balance	517	402
Included in net income	3	2
Included in OCI	0	0
Purchases / Issuances	537	436
Sales / Payments	(42)	(48)
Settlements	(2)	(37)
Transfers into Level 3	15	117
Transfers (out) of Level 3	(173)	(367)
Foreign currency translation	(33)	12
Ending balance	822	517
Gains (losses) included in earnings relating to instruments still held at the reporting date	2	(6)
FVTPL | Recurring fair value measurement | Level 3 | Debt securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	517
Ending balance		517
FVTPL | Recurring fair value measurement | Level 3 | Equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	211	113
Included in net income	(5)	20
Included in OCI	0	0
Purchases / Issuances	0	77
Sales / Payments	(127)	(1)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	(72)	0
Foreign currency translation	0	2
Ending balance	7	211
Gains (losses) included in earnings relating to instruments still held at the reporting date	(5)	19
FVTPL | Recurring fair value measurement | Level 3 | Equity securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	211
Ending balance		211
FVTPL | Recurring fair value measurement | Level 3 | Mortgages and loans
Changes in fair value measurement, assets [abstract]
Beginning balance	2,300	2,056
Included in net income	(48)	33
Included in OCI	0	0
Purchases / Issuances	196	240
Sales / Payments	(154)	(133)
Settlements	(2)	(21)
Transfers into Level 3	328	439
Transfers (out) of Level 3	(2,029)	(320)
Foreign currency translation	(2)	6
Ending balance	589	2,300
Gains (losses) included in earnings relating to instruments still held at the reporting date	(59)	30
FVTPL | Recurring fair value measurement | Level 3 | Mortgages and loans | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	2,300
Ending balance		2,300
FVOCI | Recurring fair value measurement | Level 3 | Debt securities
Changes in fair value measurement, assets [abstract]
Beginning balance	151	187
Included in net income	0	0
Included in OCI	4	5
Purchases / Issuances	277	335
Sales / Payments	(13)	(47)
Settlements	(7)	(50)
Transfers into Level 3	0	62
Transfers (out) of Level 3	(284)	(341)
Foreign currency translation	(10)	0
Ending balance	118	151
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	0
FVOCI | Recurring fair value measurement | Level 3 | Debt securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	151
Ending balance		151
FVOCI | Recurring fair value measurement | Level 3 | Equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	74	68
Included in net income	0	0
Included in OCI	0	0
Purchases / Issuances	0	0
Sales / Payments	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(3)	6
Ending balance	71	74
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	0
FVOCI | Recurring fair value measurement | Level 3 | Equity securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	74
Ending balance		74
FVOCI | Recurring fair value measurement | Level 3 | Mortgages and loans
Changes in fair value measurement, assets [abstract]
Beginning balance	13	0
Included in net income	(2)	0
Included in OCI	(2)	0
Purchases / Issuances	46	22
Sales / Payments	(10)	0
Settlements	(2)	0
Transfers into Level 3	0	6
Transfers (out) of Level 3	(21)	(15)
Foreign currency translation	0	0
Ending balance	22	13
Gains (losses) included in earnings relating to instruments still held at the reporting date	(3)	0
FVOCI | Recurring fair value measurement | Level 3 | Mortgages and loans | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 13
Ending balance		$ 13